Adoption of IFRS 15 - Consolidated Income Statements (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2017 $ / shares
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	$ 23,468	$ 22,757
Operating costs	(13,933)	(13,475)
Severance, acquisition and other costs	(136)	(190)
Depreciation	(3,145)	(3,034)
Amortization	(869)	(810)
Finance costs
Interest expense	(1,000)	(955)
Interest on post-employment benefit obligations	(69)	(72)
Other expense	(348)	(102)
Income taxes	(995)	(1,069)
Net earnings (losses)	2,973	3,050
Net earnings attributable to:
Common shareholders	2,785	2,866
Preferred shareholders	144	128
Non-controlling interest	44	56
Net earnings (losses)	$ 2,973	$ 3,050
Net earnings per common share - basic (in cad per share) | $ / shares			$ 3.20
Net earnings per common share - diluted (in cad per share) | $ / shares		$ 3.20
Average number of common shares outstanding - basic (millions) (in shares) | shares	898.6	894.3
2017 as previously reported | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		$ 22,719
Operating costs		(13,541)
Severance, acquisition and other costs		(190)
Depreciation		(3,037)
Amortization		(813)
Finance costs
Interest expense		(955)
Interest on post-employment benefit obligations		(72)
Other expense		(102)
Income taxes		(1,039)
Net earnings (losses)		2,970
Net earnings attributable to:
Common shareholders		2,786
Preferred shareholders		128
Non-controlling interest		56
Net earnings (losses)		$ 2,970
Net earnings per common share - basic (in cad per share) | $ / shares		$ 3.12
Net earnings per common share - diluted (in cad per share) | $ / shares		$ 3.11
Average number of common shares outstanding - basic (millions) (in shares) | shares		894.3
IFRS 15 impacts | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		$ 38
Operating costs		66
Severance, acquisition and other costs		0
Depreciation		3
Amortization		3
Finance costs
Interest expense		0
Interest on post-employment benefit obligations		0
Other expense		0
Income taxes		(30)
Net earnings (losses)		80
Net earnings attributable to:
Common shareholders		80
Preferred shareholders		0
Non-controlling interest		0
Net earnings (losses)		$ 80
Net earnings per common share - basic (in cad per share) | $ / shares		$ 0.08
Net earnings per common share - diluted (in cad per share) | $ / shares		$ 0.09
Average number of common shares outstanding - basic (millions) (in shares) | shares		0.0